Revenue	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue From Contracts WIth Customers [Abstract]
Revenue	Revenue

	Year ended December 31,
	2023	2022
Gold in dore	$433,987	$392,622
Silver in dore	5,115	5,164
Metals In concentrate	8,572	2,177
Total	$447,674	$399,963